Exhibit 99.1

BFNS 2019-1

Report to:

BFNS 2019-1

6 March 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BFNS 2019-1

c/o MaplesFS Limited

PO Box 1093, Queensgate House

Grand Cayman KY1-1102

Cayman Islands

Re:	BFNS 2019-1

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report and Buckhead One Financial Opportunities, LLC (together, the “Specified Parties”), solely to assist BFNS 2019-1 (the “Issuer”) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of insurance senior notes, bank senior notes and bank subordinated notes (the “Initial Portfolio Assets”) on electronic data file and related decodes prepared by Angel Oak Capital Advisors, LLC (the “Services Provider”), on behalf of the Issuer, pursuant to the indenture to be entered into among the Issuer, BFNS 2019-1 LLC ( the “Co-Issuer”, and together with the Issuer, the “Co-Issuers”) and U.S. Bank National Association (the “Trustee”), a draft copy of which we received from the Services Provider dated 6 March 2019 (the “Draft Indenture”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Indenture.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Services Provider, on behalf of the Issuer, provided us with the following information:

a.

Electronic data file and related decodes that contain information on the Initial Portfolio Assets as of 22 February 2019 (the “Pricing Cut-Off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Draft Indenture,
c.	Copies of documents from agent banks which contained information on certain Initial Portfolio Assets’ (each, an “Agent Confirmation”) and
d.	Copies of certain Portfolio Asset’s preliminary or final note purchase agreements and amendments or supplements thereto (each, a “Note Purchase Agreement”).

BFNS 2019-1 Page 2

The information provided by the Services Provider, on behalf of the Issuer, is collectively referred to herein as the “Source Documents.”

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data File (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Date Data File (as defined on Attachment A), Source Documents and Exhibit 1 to Attachment A. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data File (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Initial Portfolio Assets, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Indenture, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the Services Provider, on behalf of the Issuer and (f) the accuracy of the information obtained from a third party data, news and analytics vendor (the “Data Vendor”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

BFNS 2019-1 Page 3

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:

i.	Whether the origination of the Initial Portfolio Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Initial Portfolio Assets,
iii.	Whether the originator of the Initial Portfolio Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Initial Portfolio Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

6 March 2019

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this Attachment A, the Draft Indenture relates to the Co-Issuer’s Class X Senior Secured Floating Rate Notes (the “Class X Notes”), Class A Senior Secured Fixed/Floating Rate Notes (the “Class A Notes”), Class B Deferrable Mezzanine Secured Fixed/Floating Rate Notes, (the “Class B Notes”) and Class C Deferrable Mezzanine Secured Fixed/Floating Rate Notes (the “Class C Notes” and, collectively with the Class X Notes, the Class A Notes and the Class B Notes, the “Co-Issued Notes”) and the Issuer’s Class D Deferrable Subordinate Secured Fixed/Floating Rate Notes (the “Class D Notes” and, together with the Co-Issued Notes, the “Notes”). Concurrently with the issuance of the Notes, the Issuer will issue Preferred Shares (the “Preferred Shares”, and together with the Notes, the “Securities”).

The Services Provider, on behalf of the Issuer, indicated that the Initial Portfolio Assets on the Pricing Date Data File (as defined herein) represent the Initial Portfolio Assets that the Issuer is expected to purchase by the Closing Date (as defined in the Draft Indenture). Furthermore, the Services Provider, on behalf of the Issuer, indicated that the Initial Portfolio Assets ultimately purchased on the Closing Date may not include all the Initial Portfolio Assets listed on the Pricing Date Data File (as defined herein) and may include other Initial Portfolio Assets acquired after the Pricing Cut-Off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Initial Portfolio Assets on the Pricing Date Data File (as defined herein).

Attachment A Page 2 of 3

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.

We obtained from the Services Provider, on behalf of the Issuer, an electronic data file and related decodes containing information on the Initial Portfolio Assets as of the Pricing Cut-Off Date. We compared the Characteristics indicated below, as shown on the electronic data file, to the corresponding information on the Source Documents and Data Sources (as defined herein) as indicated below and the Services Provider adjusted the information on the electronic data file to correct for differences we noted in performing the procedure described below. The electronic data file, as so adjusted, is herein referred to as the “Pricing Date Data File.”

2.

For each Initial Portfolio Asset listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-Off Date using the following data sources (each, a “Data Source”), as applicable: (a) Data Vendor, (b) Note Purchase Agreements and (c) Agent Confirmations. Where more than one Data Source is listed for a Characteristic, the Services Provider, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data File for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Issuer (labeled as “Bank Holding Company / Issuer”)	Data Vendor

State (labeled as “State”)	Data Vendor

Issue Date (labeled as “Issue Date”)	Data Vendor

Maturity Date (labeled as “Maturity Date”)	Data Vendor

Interest Rate (labeled as “Coupon”)	Data Vendor

Principal Balance (in U.S.$) (labeled as “Par Amount”)	Data Vendor, Note Purchase Agreements, Agent Confirmations

Attachment A Page 3 of 3

2. (continued)

Characteristics	Data Sources
First Optional Call Date (labeled as “Call Date”)	Data Vendor, Note Purchase Agreements

First Optional Call Price (labeled as “Call Price”)	Data Vendor

Payment Dates (labeled as “Pmt Dates”)	Data Vendor, Note Purchase Agreements

Coupon Reset Rate (labeled as “Reset Spread”)	Data Vendor, Note Purchase Agreements

Coupon Reset Date (labeled as “Reset Date”)	Data Vendor

Pre-Rest Payment Frequency (labeled as “Pay Frequency Pre Reset”)	Data Vendor

Post-Rest Payment Frequency (labeled as “Pay Frequency Post Reset”)	Data Vendor

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation, punctuation or differences that are within (i) +/- 0.01% or less or (ii) +/- 30 days or less.

We performed no other procedures on any other information on Exhibit 1 to Attachment A or the Pricing Date Data File.

Exhibit 1 to Attachment A

Certain information from the Pricing Date Data File

(refer to Items 1. and 2. )

Bank Holding Company / Issuer		Subsidiary Bank	State		Coupon		Maturity Date		Par Amount		Reset Date

North State Bancorp	A	North State Bank	NC	A	6.500%	A	12/1/2025	A	500,000.00	A	12/1/2020	A
NexBank Capital, Inc.		NexBank SSB	TX		6.375%		9/30/2027		2,750,000.00		9/30/2022
Green Bancorp, Inc.		Green Bank, National Association	TX		8.500%		12/15/2026		8,000,000.00		12/15/2021
First Mutual Holding Co.		First Federal Savings and Loan Association of Lakewood	OH		5.500%		2/15/2028		4,500,000.00		2/15/2023
T Bancshares, Inc.		T Bank, National Association	TX		7.125%		3/31/2028		4,000,000.00		7/18/2023
Great Plains Bancshares, Inc.		Great Plains National Bank	OK		5.750%		4/15/2028		5,000,000.00		4/15/2023
First Bancshares, Inc.		First, A National Banking Association	MS		5.875%		5/1/2028		10,000,000.00		5/1/2023
First Paragould Bankshares, Inc.		First National Bank	AR		5.250%		12/15/2027		5,000,000.00		12/15/2022
Bank of Highland Park Financial Corporation		First Bank of Highland Park	IL		6.200%		5/25/2028		10,000,000.00		6/30/2023
Signature Bancorporation, Inc.		Signature Bank	IL		5.950%		6/1/2028		5,000,000.00		6/1/2023
County Bancorp, Inc.		Investors Community Bank	WI		5.875%		6/1/2028		7,500,000.00		6/1/2023
The Bank of N.T. Butterfield & Son Limited		Bank of Butterfield (Bahamas) Ltd	NA		5.250%		6/1/2028		5,000,000.00		6/1/2023
CRB Group, Inc.		Cross River Bank	NJ		6.250%		6/15/2023		1,500,000.00		N/A
Empire Bancorp Inc.		Empire National Bank	NY		6.500%		12/17/2025		1,000,000.00		12/17/2020	A
Freedom Bancorp, Inc.		Freedom Bank	NJ		6.500%		7/1/2028		6,000,000.00		7/1/2023
Patriot National Bancorp, Inc.		Patriot Bank	CT		6.250%		6/30/2028		10,000,000.00		6/30/2023
Timberline Bancorporation		Timberline Bank	CO		6.500%		6/30/2028		3,500,000.00		6/30/2023
FineMark Holdings, Inc.		FineMark National Bank & Trust	FL		5.875%		6/30/2028		10,000,000.00		6/30/2023
Minnwest Corporation		Minnwest Bank	MN		5.875%		7/15/2028		4,250,000.00		7/15/2023
Five Star Bancorp		Five Star Bank	CA		6.000%		9/15/2027		4,000,000.00		9/15/2022
UTB Financial Holding Company		United Texas Bank	TX		6.500%		9/1/2028		8,000,000.00		9/1/2023
N.B.C. Banshares in Pawhuska, Inc.		Blue Sky Bank	OK		6.950%		9/1/2028		2,000,000.00		9/1/2023
Modern Financial, Inc.		Modern Bank, National Association	NY		7.250%		9/15/2028		10,000,000.00		9/15/2023
First Eldorado Bancshares, Inc.		Legence Bank	IL		6.375%		9/21/2028		8,250,000.00		9/21/2023
SmartFinancial, Inc		SmartBank	TN		5.625%		10/2/2028		5,000,000.00		10/2/2023
Fidelity Federal Bancorp, Inc.		United Fidelity Bank, FSB	IN		6.875%		10/15/2028		2,500,000.00		10/15/2023
NOA Bancorp, Inc		NOA Bank	GA		6.700%		11/1/2028		7,750,000.00		11/1/2023
Pacific Premier Bancorp, Inc		Pacific Premier Bank	CA		5.750%		9/3/2024		3,100,000.00		N/A
New York Community Bancorp		New York Community Bank	NY		5.900%		11/6/2028		5,000,000.00		11/6/2023	A
Grand Mountain Bancshares, Inc		Grand Mountain Bank, FSB	CO		7.500%		12/14/2028		1,500,000.00		12/14/2023
GrandSouth Bancorporation		GrandSouth Bank	SC		6.500%		11/30/2028		4,000,000.00		11/30/2023
Capital Funding Bancorp, Inc.		CFG Community Bank	MD		6.750%		12/1/2028		4,000,000.00		12/1/2023
CB&T Holding Corporation		Crescent Bank & Trust	LA		7.000%		12/1/2028		10,000,000.00		12/1/2023
RBB Bancorp		Royal Business Bank	CA		6.180%		12/1/2028		10,000,000.00		12/1/2023
First Home Bancorp		First Home Bank	FL		6.875%		12/21/2028		6,000,000.00		12/21/2023
Central Federal Corporation		CFBank, National Association	OH		7.000%		12/30/2028		7,000,000.00		12/30/2023
Sword Financial Corporation		Horicon Bank	WI		6.500%		12/27/2028		5,000,000.00		12/27/2023
WT Holdings, Inc.		N/A	TN		7.000%		4/30/2023		2,000,000.00		N/A

Bank Holding Company / Issuer	Subsidiary Bank	Pmt Dates		Issue Date		Call Date		Call Price

North State Bancorp	North State Bank	June 1 / December 1	A	11/20/2015	A	12/1/2020	A	100.00%	A
NexBank Capital, Inc.	NexBank SSB	March 30 / June 30 / September 30 / December 30		9/19/2017		9/30/2022		100.00%
Green Bancorp, Inc.	Green Bank, National Association	June 15 / December 15		12/8/2016		12/15/2021		100.00%
First Mutual Holding Co.	First Federal Savings and Loan Association of Lakewood	February 15/ August 15		2/7/2018		2/15/2023		100.00%
T Bancshares, Inc.	T Bank, National Association	January 17 / July 17		3/5/2018		3/5/2023		100.00%
Great Plains Bancshares, Inc.	Great Plains National Bank	April 15 / October 15		4/12/2018		4/15/2023		100.00%
First Bancshares, Inc.	First, A National Banking Association	May 1 / November 1		4/30/2018		5/1/2023		100.00%
First Paragould Bankshares, Inc.	First National Bank	June 15 / December 15		12/8/2017		12/15/2022		100.00%
Bank of Highland Park Financial Corporation	First Bank of Highland Park	March 31 / June 30 / Sept 30 / Dec 31		5/25/2018		5/25/2023		100.00%
Signature Bancorporation, Inc.	Signature Bank	June 1 / December 1		5/31/2018		6/1/2023		100.00%
County Bancorp, Inc.	Investors Community Bank	June 1 / December 1		5/30/2018		6/1/2023		100.00%
The Bank of N.T. Butterfield & Son Limited	Bank of Butterfield (Bahamas) Ltd	June 1 / December 1		5/24/2018		6/1/2023		100.00%
CRB Group, Inc.	Cross River Bank	June 15 / December 15		6/5/2018		N/A		N/A
Empire Bancorp Inc.	Empire National Bank	June 20 / December 20		12/17/2015		12/17/2020	A	100.00%	A
Freedom Bancorp, Inc.	Freedom Bank	May 15 / November 15		6/28/2018		7/1/2023		100.00%
Patriot National Bancorp, Inc.	Patriot Bank	June 30 / December 30		6/29/2018		6/30/2023		100.00%
Timberline Bancorporation	Timberline Bank	December 31 / June 30		6/28/2018		6/30/2023		100.00%
FineMark Holdings, Inc.	FineMark National Bank & Trust	March 31 / June 30 / Sept 30 / Dec 31		6/29/2018		6/30/2023		100.00%
Minnwest Corporation	Minnwest Bank	January 15 / July 15		7/10/2018		7/15/2023		100.00%
Five Star Bancorp	Five Star Bank	March 15 / September 15		9/28/2017		12/15/2022		100.00%
UTB Financial Holding Company	United Texas Bank	March 1 / September 1		8/28/2018		9/1/2023		100.00%
N.B.C. Banshares in Pawhuska, Inc.	Blue Sky Bank	March 1 / September 1		8/29/2018		9/1/2023		100.00%
Modern Financial, Inc.	Modern Bank, National Association	March 15 / September 15		9/10/2018		9/15/2023		100.00%
First Eldorado Bancshares, Inc.	Legence Bank	February 28 / August 30		9/21/2018		9/21/2023		100.00%
SmartFinancial, Inc	SmartBank	April 2 / October 2		9/28/2018		10/2/2023		100.00%
Fidelity Federal Bancorp, Inc.	United Fidelity Bank, FSB	April 15 / October 15		10/11/2018		10/15/2023		100.00%
NOA Bancorp, Inc	NOA Bank	May 1 / November 1		10/26/2018		11/1/2023		100.00%
Pacific Premier Bancorp, Inc	Pacific Premier Bank	March 3 / September 3		8/29/2014		N/A		N/A
New York Community Bancorp	New York Community Bank	May 6 / November 6		11/6/2018		11/6/2023	A	100.00%	A
Grand Mountain Bancshares, Inc	Grand Mountain Bank, FSB	October 15 / April 15		12/14/2018		12/14/2023		100.00%
GrandSouth Bancorporation	GrandSouth Bank	May 15 / November 15		11/20/2018		11/30/2023		100.00%
Capital Funding Bancorp, Inc.	CFG Community Bank	June 1 / December 1		11/19/2018		12/1/2023		100.00%
CB&T Holding Corporation	Crescent Bank & Trust	March 31 / June 30 / Sept 30 / Dec 31		11/30/2018		12/1/2023		100.00%
RBB Bancorp	Royal Business Bank	June 1 / December 1		11/29/2018		12/1/2023		100.00%
First Home Bancorp	First Home Bank	March 31 / June 30 / Sept 30 / Dec 31		12/21/2018		12/21/2023		100.00%
Central Federal Corporation	CFBank, National Association	June 30 / December 30		12/20/2018		12/30/2023		100.00%
Sword Financial Corporation	Horicon Bank	March 31 / June 30 / Sept 30 / Dec 31		12/27/2018		12/27/2023		100.00%
WT Holdings, Inc.	N/A	April 30 / October 30		4/24/2018		10/30/2022		100.00%

Bank Holding Company / Issuer	Subsidiary Bank	Reset Spread		Pay Frequency Pre Reset		Pay Frequency Post Reset

North State Bancorp	North State Bank	4.875%	A	2	A	4	A
NexBank Capital, Inc.	NexBank SSB	4.585%		4		4
Green Bancorp, Inc.	Green Bank, National Association	6.685%		2		4
First Mutual Holding Co.	First Federal Savings and Loan Association of Lakewood	2.940%		2		4
T Bancshares, Inc.	T Bank, National Association	4.348%		2		4
Great Plains Bancshares, Inc.	Great Plains National Bank	2.970%		2		4
First Bancshares, Inc.	First, A National Banking Association	2.940%		2		4
First Paragould Bankshares, Inc.	First National Bank	3.095%		2		4
Bank of Highland Park Financial Corporation	First Bank of Highland Park	3.260%		4		4
Signature Bancorporation, Inc.	Signature Bank	3.000%		2		4
County Bancorp, Inc.	Investors Community Bank	2.884%		2		4
The Bank of N.T. Butterfield & Son Limited	Bank of Butterfield (Bahamas) Ltd	2.255%		2		4
CRB Group, Inc.	Cross River Bank	N/A		2		2
Empire Bancorp Inc.	Empire National Bank	4.880%	A	2	A	4	A
Freedom Bancorp, Inc.	Freedom Bank	3.610%		2		4
Patriot National Bancorp, Inc.	Patriot Bank	3.325%		2		4
Timberline Bancorporation	Timberline Bank	3.574%		2		4
FineMark Holdings, Inc.	FineMark National Bank & Trust	2.970%		4		4
Minnwest Corporation	Minnwest Bank	2.980%		2		4
Five Star Bancorp	Five Star Bank	4.044%		2		4
UTB Financial Holding Company	United Texas Bank	3.620%		2		4
N.B.C. Banshares in Pawhuska, Inc.	Blue Sky Bank	4.050%		2		4
Modern Financial, Inc.	Modern Bank, National Association	4.370%		2		4
First Eldorado Bancshares, Inc.	Legence Bank	3.495%		2		4
SmartFinancial, Inc	SmartBank	2.550%		2		4
Fidelity Federal Bancorp, Inc.	United Fidelity Bank, FSB	3.790%		2		4
NOA Bancorp, Inc	NOA Bank	3.525%		2		4
Pacific Premier Bancorp, Inc	Pacific Premier Bank	N/A		2		2
New York Community Bancorp	New York Community Bank	2.780%	A	2	A	4	A
Grand Mountain Bancshares, Inc	Grand Mountain Bank, FSB	4.700%		2		4
GrandSouth Bancorporation	GrandSouth Bank	3.430%		2		4
Capital Funding Bancorp, Inc.	CFG Community Bank	3.545%		2		4
CB&T Holding Corporation	Crescent Bank & Trust	3.970%		4		4
RBB Bancorp	Royal Business Bank	3.150%		2		4
First Home Bancorp	First Home Bank	4.045%		4		4
Central Federal Corporation	CFBank, National Association	4.140%		2		4
Sword Financial Corporation	Horicon Bank	3.763%		4		4
WT Holdings, Inc.	N/A	N/A		2		2